Fees Summary	Jul. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,855,000
Previously Paid Amount	0
Total Fee Amount	1,049.5
Total Offset Amount	0
Net Fee	$ 1,049.5